Quarterly Report
August 31, 2019
MFS®  High Income
Municipal Trust

Portfolio of Investments
8/31/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.
Issuer	Shares/Par	Value ($)
Municipal Bonds - 151.3%
Alabama - 3.0%
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.5%, 6/01/2030	$105,000	$120,910
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.75%, 6/01/2035	115,000	131,974
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.75%, 6/01/2045	155,000	174,781
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 6%, 6/01/2050	165,000	187,978
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2026	130,000	104,685
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2029	185,000	121,922
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2034	260,000	120,060
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2035	500,000	215,965
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/2021	95,000	101,743
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/2023	140,000	158,810
Lower, AL, Gas District Project Rev., “A”, 5%, 9/01/2046	215,000	313,236
Pell City, AL, Special Care Facilities, Financing Authority Rev. (Noland Health Services, Inc.), 5%, 12/01/2039	225,000	241,292
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 4.5%, 5/01/2032	630,000	716,064
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 5.25%, 5/01/2044	1,670,000	1,928,416
University of South Alabama, Facilities Rev., “A”, BAM, 5%, 4/01/2044	305,000	378,941
University of South Alabama, Facilities Rev., “A”, BAM, 5%, 4/01/2049	190,000	234,415
		$5,251,192
Arizona - 3.3%
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), “A”, 5%, 7/01/2038	$25,000	$29,648
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), “A”, 5%, 7/01/2048	55,000	64,300
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), “A”, 5%, 7/01/2052	70,000	81,275
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), “B”, 5.5%, 7/01/2038	55,000	60,520
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), “B”, 5.625%, 7/01/2048	110,000	120,370
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), “B”, 5.75%, 7/01/2053	175,000	191,940
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2037	25,000	27,800
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2047	40,000	43,788
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2051	105,000	114,568
Arizona Industrial Development Authority Education Rev. (Somerset Academy of Las Vegas - Lone Mountain Campus), “A”, 3.75%, 12/15/2029	25,000	26,271
Arizona Industrial Development Authority Education Rev. (Somerset Academy of Las Vegas - Lone Mountain Campus), “A”, 5%, 12/15/2039	15,000	16,582
Arizona Industrial Development Authority Education Rev. (Somerset Academy of Las Vegas - Lone Mountain Campus), “A”, 5%, 12/15/2049	30,000	32,691
Arizona Industrial Development Authority, Senior Living Rev. (Great Lakes Senior Living Facilities LLC, First Tier), “A”, 5%, 1/01/2043	160,000	185,202
Arizona Industrial Development Authority, Senior Living Rev. (Great Lakes Senior Living Facilities LLC, First Tier), “A”, 5%, 1/01/2054	295,000	336,232
Glendale, AZ, Industrial Development Authority Refunding Rev. (Terraces of Phoenix Project), “A”, 5%, 7/01/2048	70,000	74,902
La Paz County, AZ, Industrial Development Authority Education Facility Lease Rev. (Charter School Solutions-Harmony Public Schools Project), “A”, 5%, 2/15/2048	100,000	115,474
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2035	125,000	136,380
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2035	45,000	49,097
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2045	205,000	220,174
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2046	110,000	118,082
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Choice Academies, Inc. Project), 5.625%, 9/01/2042	165,000	173,200
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2034	445,000	493,029
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2044	280,000	305,698
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Legacy Traditional Schools Project), 6.5%, 7/01/2034	145,000	167,985
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2035	195,000	211,567
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Legacy Traditional Schools Project), 6.75%, 7/01/2044	235,000	270,990
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2045	215,000	229,631
Phoenix, AZ, Industrial Development Authority Rev. (Guam Facilities Foundation, Inc.), 5.125%, 2/01/2034	435,000	447,393
Phoenix, AZ, Industrial Development Authority Rev. (Guam Facilities Foundation, Inc.), 5.375%, 2/01/2041	305,000	313,705

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arizona - continued
Phoenix, AZ, Industrial Development Authority Student Housing Refunding Rev. (Downtown Phoenix Student Housing, LLC-Arizona State University Project), “A”, 5%, 7/01/2042	$100,000	$117,579
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 4.75%, 6/15/2037	210,000	217,056
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 5%, 6/15/2047	165,000	170,653
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 5%, 6/15/2052	115,000	118,787
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village), “A”, 6%, 12/01/2032	75,000	79,554
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village), “A”, 6.25%, 12/01/2042	220,000	233,653
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village), “A”, 6.25%, 12/01/2046	85,000	90,199
		$5,685,975
Arkansas - 0.3%
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4%, 7/01/2028	$40,000	$42,025
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4.5%, 7/01/2033	80,000	83,919
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4.5%, 7/01/2039	10,000	10,218
Arkansas Development Finance Authority, Hospital Rev. (Washington Regional Medical Center), “A”, 5%, 2/01/2035	40,000	45,860
Arkansas Development Finance Authority, Hospital Rev. (Washington Regional Medical Center), “C”, 5%, 2/01/2033	60,000	69,118
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AAC, 0%, 7/01/2046	610,000	246,831
		$497,971
California - 10.5%
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/2031	$350,000	$278,628
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/2032	355,000	274,450
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/2033	715,000	537,322
California Educational Facilities Authority Rev. (Chapman University), 5%, 4/01/2031	190,000	201,301
California Health Facilities Financing Authority Rev. (Sutter Health), “B”, 5.875%, 8/15/2031 (Prerefunded 8/15/2020)	835,000	873,761
California M-S-R Energy Authority Gas Rev., “A”, 7%, 11/01/2034	155,000	241,044
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 11/01/2039	570,000	910,501
California Municipal Finance Authority Rev. (Community Medical Centers), “A”, 5%, 2/01/2042	110,000	131,251
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), 5%, 11/01/2035	45,000	50,671
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2036	115,000	135,805
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2041	105,000	123,157
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2047	15,000	17,470
California Municipal Finance Authority Rev. (William Jessup University), 5%, 8/01/2039	150,000	173,595
California Municipal Finance Authority, Charter School Lease Rev. (Palmdale Aerospace Academy Project), “A”, 3.875%, 7/01/2028	100,000	106,023
California Municipal Finance Authority, Charter School Lease Rev. (Palmdale Aerospace Academy Project), “A”, 5%, 7/01/2049	100,000	112,674
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (CalPlant I Project), 8%, 7/01/2039	460,000	503,212
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (CalPlant I Project), 7.5%, 12/01/2039	630,000	613,929
California Pollution Control Financing Authority, Water Furnishing Rev. (Poseidon Resources Desalination Project), 5%, 11/21/2045	530,000	568,473
California Public Works Board Lease Rev., Department of Corrections and Rehabilitation (Various Correctional Facilities), “A”, 5%, 9/01/2033	1,290,000	1,511,970
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/2030	45,000	52,259
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/2045	130,000	146,673
California School Finance Authority, School Facility Rev. (ICEF View Park Elementary and Middle Schools), “A”, 5.875%, 10/01/2044	150,000	167,315
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 6.125%, 11/01/2033	100,000	116,944
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5%, 11/01/2041	115,000	134,522
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.625%, 11/01/2033	125,000	142,508
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2034	225,000	256,495
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2044	465,000	522,776
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2056	290,000	331,453
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5.25%, 7/01/2049	185,000	214,380

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
Chula Vista, CA, Industrial Development Rev. (San Diego Gas & Electric Co.), “E”, 5.875%, 1/01/2034	$310,000	$311,131
Downey, CA, Unified School District (Election of 2014), “B”, 4%, 8/01/2041	1,990,000	2,281,475
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, 3.5%, 6/01/2036	135,000	137,742
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, 5.25%, 6/01/2047	175,000	180,570
Hawthorne, CA, School District (Election of 2018), “A”, BAM, 4%, 8/01/2047	895,000	1,017,704
Inland Valley, CA, Development Successor Agency Tax Allocation, “A”, AGM, 5%, 9/01/2044	260,000	296,743
Jurupa, CA, Public Financing Authority, Special Tax Rev., “A”, 5%, 9/01/2042	215,000	248,181
La Verne, CA, Brethren Hillcrest Homes, COP, 5%, 5/15/2036	65,000	69,396
Long Beach, CA, Marina Rev. (Alamitos Bay Marina Project), 5%, 5/15/2035	40,000	45,754
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro, Inc. Project), “A”, CALHF, 5%, 11/15/2034	50,000	56,008
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro, Inc. Project), “A”, CALHF, 5%, 11/15/2044	80,000	89,183
Morongo Band of Mission Indians California Rev., “B”, 5%, 10/01/2042 (n)	195,000	221,793
San Diego, CA, Redevelopment Agency, Tax Allocation Rev., Capital Appreciation, AGM, 0%, 9/01/2022	1,910,000	1,835,319
San Francisco, CA, City & County Redevelopment Successor Agency, Tax Allocation (Mission Bay South Redevelopment Project), “A”, 5%, 8/01/2043	35,000	40,133
State of California, 5.25%, 10/01/2028	425,000	461,337
State of California, 5.25%, 9/01/2030	1,005,000	1,087,119
Whittier, CA, Health Facility Rev. (PIH Health), 5%, 6/01/2044	430,000	482,615
		$18,312,765
Colorado - 6.0%
Colorado Educational & Cultural Facilities Authority Rev. (Classical Academy Project), 5%, 12/01/2031	$85,000	$97,951
Colorado Educational & Cultural Facilities Authority Rev. (Classical Academy Project), “A”, 5%, 12/01/2038	95,000	108,126
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/2030	50,000	57,574
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/2034	50,000	57,057
Colorado Health Facilities Authority Rev. (American Baptist Homes), 8%, 8/01/2043	250,000	285,800
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2044	170,000	188,226
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2049	135,000	148,491
Colorado Health Facilities Authority Rev. (Evangelical Lutheran Good Samaritan Society), 5.625%, 6/01/2043	130,000	151,087
Colorado High Performance Transportation Enterprise Rev. (C-470 Express Lanes), 5%, 12/31/2056	120,000	132,472
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/2034	795,000	821,036
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/2041	385,000	397,609
Denver, CO, Broadway Station Metropolitan District No. 2, “A”, 5.125%, 12/01/2048	500,000	532,305
Denver, CO, City & County Airport Systems Rev., “A”, 5%, 11/15/2028	205,000	227,458
Denver, CO, City & County Airport Systems Rev., “B”, ETM, 6.125%, 11/15/2025	2,840,000	2,956,525
Denver, CO, City & County Airport Systems Rev., “C”, ETM, 6.125%, 11/15/2025	2,280,000	2,747,879
Denver, CO, City & County Special Facilities Airport Refunding Rev. (United Airlines), 5%, 10/01/2032	290,000	319,583
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2035	80,000	94,033
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2036	50,000	58,666
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2040	135,000	157,743
Denver, CO, Health & Hospital Authority Rev. (550 Acoma, Inc.), COP, 5%, 12/01/2048	100,000	117,856
Denver, CO, Health & Hospital Authority Rev., “A”, 5.25%, 12/01/2045	125,000	139,121
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NATL, 5%, 12/01/2045	475,000	548,558
Tallyn's Reach, CO, Metropolitan District No. 3, 5.125%, 11/01/2038	100,000	107,245
		$10,452,401
Connecticut - 0.5%
Mohegan Tribal Finance Authority, CT, Economic Development Bonds, 7%, 2/01/2045 (n)	$790,000	$826,569
Mohegan Tribe Indians, CT, Gaming Authority Rev., “C”, 4.75%, 2/01/2020 (n)	120,000	121,095
		$947,664
Delaware - 0.4%
Delaware Health Facilities Authority Rev., 5%, 6/01/2043	$230,000	$274,135
Delaware Health Facilities Authority Rev., 5%, 6/01/2048	115,000	136,347
Kent County, DE, Student Housing and Dining Facility Rev. (CHF-Dover LLC-Delaware State University Project), “A”, 5%, 7/01/2048	110,000	122,242

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Delaware - continued
Kent County, DE, Student Housing and Dining Facility Rev. (CHF-Dover LLC-Delaware State University Project), “A”, 5%, 7/01/2058	$120,000	$131,987
		$664,711
District of Columbia - 1.5%
District of Columbia Rev. (Kipp, D.C. Charter School), “A”, 6%, 7/01/2033 (Prerefunded 7/01/2023)	$55,000	$65,112
District of Columbia Rev. (Kipp, D.C. Charter School), “A”, 6%, 7/01/2043 (Prerefunded 7/01/2023)	140,000	165,739
District of Columbia Rev. (Rocketship D.C.), “A”, 5%, 6/01/2039	250,000	273,445
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2030	175,000	183,106
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2035	850,000	882,317
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2045	985,000	1,013,200
		$2,582,919
Florida - 8.8%
Alachua County, FL, Health Facilities Authority Rev. (East Ridge Retirement Village, Inc.), 6%, 11/15/2034	$90,000	$83,635
Alachua County, FL, Health Facilities Authority Rev. (East Ridge Retirement Village, Inc.), 6.25%, 11/15/2044	215,000	194,366
Alachua County, FL, Health Facilities Authority Rev. (East Ridge Retirement Village, Inc.), 6.375%, 11/15/2049	125,000	113,485
Arborwood Community Development District, FL, Capital Improvement Refunding Rev. (Subordinate Lien), “A-2”, 5%, 5/01/2036	130,000	140,143
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.375%, 5/01/2030	105,000	116,606
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.5%, 5/01/2033	50,000	55,446
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.6%, 5/01/2034	75,000	83,359
Brevard County, FL, Industrial Development Rev. (TUFF Florida Tech LLC Project), 6.75%, 11/01/2039	685,000	688,713
Capital Region Community Development District, FL, Capital Improvement Rev., “A-1”, 5.125%, 5/01/2039	185,000	195,995
Collier County, FL, Educational Facilities Authority Rev. (Ave Maria University, Inc. Project), “A”, 6.125%, 6/01/2043	605,000	659,644
Collier County, FL, Industrial Development Authority Continuing Care Community Rev. (Arlington of Naples Project), “A”, 8.125%, 5/15/2044 (a)	610,000	587,973
Collier County, FL, Industrial Development Authority Continuing Care Community Rev. (Arlington of Naples Project), “A”, 6.5%, 5/15/2049 (a)	100,000	96,719
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2035	170,000	196,712
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2046	235,000	266,356
Florida Capital Trust Agency, Educational Facilities Rev. (Florida Charter Educational Foundation, Inc. Project), “A”, 5.375%, 6/15/2048	140,000	155,550
Florida Capital Trust Agency, Educational Facilities Rev. (Renaissance Charter School, Inc. Project), “A”, 5%, 6/15/2039	155,000	164,684
Florida Capital Trust Agency, Educational Facilities Rev. (Renaissance Charter School, Inc. Project), “A”, 5%, 6/15/2049	610,000	644,026
Florida Development Finance Corp. Educational Facilities Rev. (Florida Charter Educational Foundation, Inc. Project), “A”, 6.375%, 6/15/2046	175,000	200,576
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6%, 6/15/2032	140,000	145,663
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 7.625%, 6/15/2041	935,000	1,004,966
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6.125%, 6/15/2043	295,000	304,493
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 8.5%, 6/15/2044	555,000	640,925
Florida Development Finance Corp. Educational Facilities Rev. (Southwest Charter Foundation, Inc. Project), “A”, 6%, 6/15/2037	100,000	106,903
Florida Development Finance Corp. Educational Facilities Rev. (Southwest Charter Foundation, Inc. Project), “A”, 6.125%, 6/15/2047	205,000	217,796
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 4.5%, 6/01/2033	100,000	109,921
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 4.75%, 6/01/2038	100,000	110,130
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 5%, 6/01/2048	110,000	122,066
Homestead, FL, Community Development District, Special Assessment, “A”, 6%, 5/01/2037	470,000	457,789
Jacksonville, FL, Educational Facilities Rev. (Jacksonville University Project), “B”, 5%, 6/01/2053	115,000	126,524
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.25%, 5/01/2025	100,000	103,909
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.875%, 5/01/2035	100,000	106,397
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.875%, 5/01/2045	120,000	126,319
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood National and Polo Run Projects), 5.375%, 5/01/2047	165,000	182,003
Marshall Creek, FL, Community Development District Rev. (St. John's County), “A”, 5%, 5/01/2032	105,000	109,562
Martin County, FL, Health Facilities Authority Hospital Rev. (Cleveland Clinic Health System), “A”, 4%, 1/01/2046	280,000	316,431
Miami-Dade County, FL, Industrial Development Authority Rev. (Pinecrest Academy Project), 5.25%, 9/15/2044	370,000	406,282

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Mid-Bay Bridge Authority, FL, Springing Lien Rev., “A”, 7.25%, 10/01/2040 (Prerefunded 10/01/2021)	$1,015,000	$1,140,018
Midtown Miami, FL, Community Development District Special Assessment (Infrastructure Project), “B”, 5%, 5/01/2029	125,000	133,282
Midtown Miami, FL, Community Development District Special Assessment (Parking Garage Project), “A”, 5%, 5/01/2037	100,000	105,951
North Broward, FL, Hospital District Rev. (Broward Health), “B”, 5%, 1/01/2042	475,000	547,855
Orlando, FL, Senior Tourist Development Tax Refunding Rev. (6th Cent Contract Payments), “A”, AGM, 5%, 11/01/2034	30,000	37,027
Palm Beach County, FL, Health Facilities Rev. (Sinai Residences of Boca Raton Project), 7.5%, 6/01/2049	150,000	169,711
Pasco County, FL, Bexley Community Development District, Special Assessment Rev., 4.7%, 5/01/2036	105,000	110,067
Pasco County, FL, Bexley Community Development District, Special Assessment Rev., 4.875%, 5/01/2047	190,000	198,607
Pasco County, FL, Del Webb Bexley Community Development District, Special Assessment Rev., 5.4%, 5/01/2049	120,000	130,147
Pasco County, FL, Estancia at Wiregrass Community Development District, Capital Improvement, 7%, 11/01/2045	135,000	165,374
Pasco County, FL, Estancia at Wiregrass Community Development District, Capital Improvement, 5.375%, 11/01/2046	95,000	101,347
Sarasota County, FL, Health Facility Authority Retirement Facility Improvement Rev. (Village on the Isle Project), “A”, 5%, 1/01/2047	70,000	77,150
Sarasota County, FL, Health Facility Authority Retirement Facility Improvement Rev. (Village on the Isle Project), “A”, 5%, 1/01/2052	130,000	142,999
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6%, 4/01/2029	175,000	175,499
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6.25%, 4/01/2039	100,000	100,295
St. John's County, FL, Industrial Development Authority Rev. (Presbyterian Retirement), “A”, 6%, 8/01/2045 (Prerefunded 8/01/2020)	780,000	813,930
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/2026	25,000	28,557
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/2029	25,000	28,288
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.125%, 7/01/2034	50,000	55,772
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.25%, 7/01/2044	150,000	165,996
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), “A”, 5%, 12/01/2040	430,000	488,463
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), “A”, 5%, 12/01/2044	165,000	186,631
Tampa, FL (University of Tampa Project), 5%, 4/01/2040	105,000	120,715
Trout Creek Community Development District, FL, Capital Improvement Rev., 5.5%, 5/01/2035	215,000	229,715
Trout Creek Community Development District, FL, Capital Improvement Rev., 5.625%, 5/01/2045	390,000	415,284
Westridge, FL, Community Development District, Capital Improvement Rev., 5.8%, 5/01/2037 (a)(d)	130,000	129,997
		$15,340,744
Georgia - 1.1%
Americus and Sumter County, GA, Hospital Authority Rev. (Magnolia Manor Obligated Group), “A”, 6.25%, 5/15/2033	$120,000	$134,222
Americus and Sumter County, GA, Hospital Authority Rev. (Magnolia Manor Obligated Group), “A”, 6.375%, 5/15/2043	120,000	133,292
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “A”, 8.75%, 6/01/2029	255,000	268,913
Cobb County, GA, Development Authority, Student Housing Rev. (Kennesaw State University Real Estate Foundations), “C”, 5%, 7/15/2030	60,000	68,623
Cobb County, GA, Development Authority, Student Housing Rev. (Kennesaw State University Real Estate Foundations), “C”, 5%, 7/15/2033	105,000	119,089
Cobb County, GA, Development Authority, Student Housing Rev. (Kennesaw State University Real Estate Foundations), “C”, 5%, 7/15/2038	110,000	123,683
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 9/15/2028	430,000	561,103
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 5/15/2043	135,000	163,068
Marietta, GA, Development Facilities Authority Rev. (Life University, Inc. Project), “A”, 5%, 11/01/2037	155,000	176,678
Marietta, GA, Development Facilities Authority Rev. (Life University, Inc. Project), “A”, 5%, 11/01/2047	110,000	123,442
		$1,872,113
Guam - 0.6%
Guam Government Department of Education (John F. Kennedy High School), “A”, COP, 6.625%, 12/01/2030	$245,000	$251,983
Guam Government Department of Education (John F. Kennedy High School), “A”, COP, 6.875%, 12/01/2040	630,000	650,462
Guam Government, “A”, 7%, 11/15/2039 (Prerefunded 11/15/2019)	110,000	111,286
		$1,013,731

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Hawaii - 0.5%
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 8.75%, 11/15/2029 (Prerefunded 11/15/2019)	$100,000	$101,490
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 9%, 11/15/2044 (Prerefunded 11/15/2019)	180,000	182,754
Hawaii Department of Budget & Finance, Special Purpose Rev. (Chaminade University), 5%, 1/01/2030	150,000	158,375
Hawaii Department of Budget & Finance, Special Purpose Rev. (Chaminade University), 5%, 1/01/2045	125,000	128,638
State of Hawaii, “DZ”, 5%, 12/01/2031 (Prerefunded 12/01/2021)	160,000	174,038
State of Hawaii, “DZ”, 5%, 12/01/2031 (Prerefunded 12/01/2021)	95,000	103,335
		$848,630
Idaho - 1.3%
Idaho Health Facilities Authority Rev. (IHC Hospitals, Inc.), ETM, 6.65%, 2/15/2021	$1,750,000	$1,889,580
Idaho Health Facilities Authority Rev. (Madison Memorial Hospital Project), 5%, 9/01/2037	50,000	56,625
Idaho Health Facilities Authority Rev. (St. Luke's Health System Project), “A”, 4%, 3/01/2038	230,000	251,811
Idaho Housing and Finance Association Nonprofit Facilities Rev. (Compass Public Charter School, Inc. Project), “A”, 6%, 7/01/2049	100,000	116,114
		$2,314,130
Illinois - 16.7%
Bolingbrook, IL, Sales Tax Rev., 6.25%, 1/01/2024	$465,000	$461,057
Bridgeview, IL, Stadium and Redevelopment Projects, AAC, 5.14%, 12/01/2036	665,000	690,616
Chicago, IL, “A”, 5.25%, 1/01/2028	40,000	44,588
Chicago, IL, “A”, 5%, 1/01/2036	130,000	141,180
Chicago, IL, “A”, 5%, 1/01/2040	155,000	177,771
Chicago, IL, “A”, 5%, 1/01/2044	490,000	557,659
Chicago, IL, “A”, 5.5%, 1/01/2049	505,000	598,880
Chicago, IL, “A”, AGM, 5%, 1/01/2027	25,000	25,068
Chicago, IL, “A”, AGM, 5%, 1/01/2028 (Prerefunded 1/01/2020)	560,000	568,092
Chicago, IL, “A”, AGM, 4.75%, 1/01/2030	30,000	30,070
Chicago, IL, “A”, AGM, 4.625%, 1/01/2031	40,000	40,089
Chicago, IL, “A”, AGM, 5%, 1/01/2037	325,000	325,887
Chicago, IL, “C”, NATL, 5%, 1/01/2029	15,000	15,051
Chicago, IL, “D”, 5.5%, 1/01/2033	110,000	125,134
Chicago, IL, Board of Education, 5%, 12/01/2042	165,000	174,484
Chicago, IL, Board of Education (School Reform), “A”, NATL, 5.25%, 12/01/2023	625,000	692,319
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NATL, 0%, 12/01/2019	80,000	79,566
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NATL, 0%, 12/01/2028	315,000	246,160
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2046	105,000	118,119
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 6%, 4/01/2046	1,225,000	1,483,058
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “C”, AGM, 5%, 12/01/2030	215,000	263,925
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “C”, AGM, 5%, 12/01/2031	410,000	500,942
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “C”, AGM, 5%, 12/01/2032	350,000	426,493
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, 7%, 12/01/2046	405,000	514,796
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2029	140,000	172,837
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2035	135,000	163,050
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “G”, 5%, 12/01/2034	315,000	359,494
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “H”, 5%, 12/01/2036	475,000	539,187
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “H”, 5%, 12/01/2046	305,000	340,115
Chicago, IL, General Obligation, “A”, 6%, 1/01/2038	340,000	407,653
Chicago, IL, Greater Chicago Metropolitan Water Reclamation District, “C”, 5%, 12/01/2030	1,000,000	1,081,750
Chicago, IL, O’Hare International Airport Rev., Special Facilities, 5%, 7/01/2033	435,000	527,842
Chicago, IL, O’Hare International Airport Rev., Special Facilities, 5%, 7/01/2038	380,000	454,780
Chicago, IL, O’Hare International Airport Rev., Special Facilities, 5%, 7/01/2048	310,000	366,544
Chicago, IL, O'Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/2032	95,000	106,513
Chicago, IL, O'Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/2033	50,000	55,973
Chicago, IL, O'Hare International Airport Rev., Customer Facility Charge, AGM, 5.5%, 1/01/2043	190,000	214,033
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 5%, 1/01/2048	255,000	307,558

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 5%, 1/01/2053	$140,000	$167,909
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/2029	215,000	231,450
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/2030	430,000	462,164
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/2031	80,000	85,945
Cook County, IL, 5%, 11/15/2034	50,000	58,791
Cook County, IL, 5%, 11/15/2035	180,000	211,037
Cook County, IL, Community College District No. 508 (City Colleges), BAM, 5%, 12/01/2047	580,000	673,513
Du Page County, IL, Special Service Area No. 31 Special Tax (Monarch Landing Project), 5.625%, 3/01/2036	227,000	228,314
Illinois Finance Authority Rev. (Edward-Elmhurst Healthcare), “A”, 5%, 1/01/2034	165,000	195,456
Illinois Finance Authority Rev. (Edward-Elmhurst Healthcare), “A”, 5%, 1/01/2035	165,000	194,685
Illinois Finance Authority Rev. (Evangelical Retirement Homes of Greater Chicago, Inc.), 7.25%, 2/15/2045 (Prerefunded 2/15/2020)	1,050,000	1,078,381
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 4.75%, 5/15/2033	245,000	258,571
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.125%, 5/15/2043	265,000	281,406
Illinois Finance Authority Rev. (Lutheran Home & Services), 5.5%, 5/15/2027	35,000	37,025
Illinois Finance Authority Rev. (Lutheran Home & Services), 5.625%, 5/15/2042	260,000	269,942
Illinois Finance Authority Rev. (Presence Health Network), “C”, 5%, 2/15/2036	195,000	235,308
Illinois Finance Authority Rev. (Presence Health Network), “C”, 4%, 2/15/2041	660,000	734,884
Illinois Finance Authority Rev. (Presence Health Network), “C”, 5%, 2/15/2041	400,000	477,104
Illinois Finance Authority Rev. (Rehabilitation Institute of Chicago), “A”, 6%, 7/01/2043	255,000	290,580
Illinois Finance Authority Rev. (Rosalind Franklin University), “A”, 5%, 8/01/2042	45,000	51,788
Illinois Finance Authority Rev. (Rosalind Franklin University), “A”, 5%, 8/01/2047	65,000	74,535
Illinois Finance Authority Rev. (Rosalind Franklin University, Research Building Project), “C”, 5%, 8/01/2046	50,000	57,355
Illinois Finance Authority Rev. (Rosalind Franklin University, Research Building Project), “C”, 5%, 8/01/2049	70,000	80,024
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), “C”, 5%, 8/15/2035	530,000	609,426
Illinois Finance Authority Rev. (Southern Illinois Healthcare Enterprises, Inc.), “C”, 5%, 3/01/2034	5,000	5,955
Illinois Finance Authority Student Housing and Academic Facility Rev. (CHF-Chicago LLC-University of Illinois at Chicago Project), “A”, 5%, 2/15/2037	30,000	34,675
Illinois Finance Authority Student Housing and Academic Facility Rev. (CHF-Chicago LLC-University of Illinois at Chicago Project), “A”, 5%, 2/15/2047	60,000	68,278
Illinois Finance Authority Student Housing and Academic Facility Rev. (CHF-Chicago LLC-University of Illinois at Chicago Project), “A”, 5%, 2/15/2050	25,000	28,376
Illinois Finance Authority Student Housing Rev. (Northern Illinois University Project), 6.625%, 10/01/2031	785,000	838,867
Illinois Railsplitter Tobacco Settlement Authority Rev., 6%, 6/01/2028 (Prerefunded 6/01/2021)	1,710,000	1,853,503
Illinois Sales Tax Securitization Corp., “A”, 5%, 1/01/2030	5,000	5,998
Illinois Sports Facilities Authority, State Tax Supported Refunding Rev., BAM, 5%, 6/15/2028	50,000	62,333
Illinois Sports Facilities Authority, State Tax Supported Refunding Rev., BAM, 5%, 6/15/2029	65,000	82,298
Illinois Sports Facilities Authority, State Tax Supported Refunding Rev., BAM, 5%, 6/15/2030	40,000	50,308
Lincolnshire, IL, Special Service Area No. 1 (Sedgebrook Project), 6.25%, 3/01/2034	348,000	348,619
Metropolitan Pier & Exposition Authority Refunding Bonds (McCormick Place Expansion Project), Capital Appreciation, “B-1”, AGM, 0%, 6/15/2047	1,650,000	650,644
Metropolitan Pier & Exposition Authority Refunding Bonds (McCormick Place Expansion Project), Capital Appreciation, “A”, AGM, 0%, 6/15/2026	195,000	169,217
Romeoville, IL, Rev. (Lewis University Project), “A”, 5%, 10/01/2042	165,000	181,741
Romeoville, IL, Rev. (Lewis University Project), “B”, 5%, 10/01/2039	90,000	99,558
Romeoville, IL, Rev. (Lewis University Project), “B”, 4.125%, 10/01/2041	70,000	73,115
Romeoville, IL, Rev. (Lewis University Project), “B”, 4.125%, 10/01/2046	70,000	72,890
State of Illinois, 5%, 6/01/2020	335,000	343,080
State of Illinois, 5%, 11/01/2027	515,000	604,708
State of Illinois, 4.125%, 11/01/2031	115,000	121,857
State of Illinois, 4.5%, 11/01/2039	160,000	170,213
State of Illinois, AGM, 5%, 2/01/2027	145,000	163,970
State of Illinois, NATL, 6%, 11/01/2026	405,000	480,946
State of Illinois, “D”, 5%, 11/01/2028	570,000	667,179
Upper Illinois River Valley Development Authority Multifamily Housing Rev. (Prairie View and Timber Oaks Apartments), 5%, 12/01/2043	295,000	310,544
Upper Illinois River Valley Development Authority Rev. (Morris Hospital), 5%, 12/01/2043	460,000	532,731

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Upper Illinois River Valley Development Authority Rev. (Morris Hospital), 5%, 12/01/2048	$460,000	$529,193
		$28,994,722
Indiana - 2.3%
Indiana Finance Authority Health Facilities Rev. (Baptist Healthcare System Obligated Group), 5%, 8/15/2051	$430,000	$499,411
Indiana Finance Authority Rev. (BHI Senior Living), “A”, 6%, 11/15/2041	350,000	401,538
Indiana Finance Authority Rev. (Marquette Project), “A”, 5%, 3/01/2030	50,000	56,180
Indiana Finance Authority Rev. (Marquette Project), “A”, 5%, 3/01/2039	125,000	137,954
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2035	235,000	260,965
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2040	590,000	650,823
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2044	155,000	170,446
Indiana Finance Authority, Educational Facilities Tax-Exempt Rev. (Marian University Project), 5%, 9/15/2039	55,000	66,337
Indiana Finance Authority, Educational Facilities Tax-Exempt Rev. (Marian University Project), 4%, 9/15/2044	20,000	21,810
Indiana Finance Authority, Educational Facilities Tax-Exempt Rev. (Marian University Project), 4%, 9/15/2049	25,000	27,105
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital), “A”, 5%, 4/01/2042	130,000	134,346
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2032	35,000	42,741
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2033	25,000	30,441
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2035	35,000	42,309
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2038	100,000	119,326
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 6.75%, 1/01/2034	325,000	382,265
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/2044	750,000	887,955
		$3,931,952
Iowa - 0.2%
Iowa Finance Authority Senior Housing Rev. (Northcrest, Inc. Project), “A”, 5%, 3/01/2033	$60,000	$66,825
Iowa Finance Authority Senior Housing Rev. (Northcrest, Inc. Project), “A”, 5%, 3/01/2038	45,000	49,574
Iowa Finance Authority Senior Housing Rev. (Northcrest, Inc. Project), “A”, 5%, 3/01/2048	85,000	92,812
Iowa Student Loan Liquidity Corp. Rev., “A-1”, 4.625%, 12/01/2019	25,000	25,148
Iowa Student Loan Liquidity Corp. Rev., “A-1”, 4.875%, 12/01/2020	5,000	5,126
Iowa Student Loan Liquidity Corp. Rev., “A-2”, 5.5%, 12/01/2025	20,000	20,640
Iowa Student Loan Liquidity Corp. Rev., “A-2”, 5.6%, 12/01/2026	20,000	20,646
Iowa Student Loan Liquidity Corp. Rev., “A-2”, 5.7%, 12/01/2027	5,000	5,163
Iowa Student Loan Liquidity Corp. Rev., “A-2”, 5.75%, 12/01/2028	35,000	36,143
		$322,077
Kansas - 1.1%
Coffeyville, KS, Electric Utility System Rev., “B”, NATL, 5%, 6/01/2038	$300,000	$344,754
Coffeyville, KS, Electric Utility System Rev., “B”, NATL, 5%, 6/01/2042	100,000	114,319
Hutchinson, KS, Hospital Facilities Rev. (Hutchinson Regional Medical Center, Inc.), 5%, 12/01/2036	50,000	57,446
Hutchinson, KS, Hospital Facilities Rev. (Hutchinson Regional Medical Center, Inc.), 5%, 12/01/2041	50,000	56,918
Lenexa, KS, Health Care Facility Rev. (Lakeview Village, Inc.), “A”, 5%, 5/15/2030	55,000	63,021
Lenexa, KS, Health Care Facility Rev. (Lakeview Village, Inc.), “A”, 5%, 5/15/2032	50,000	57,005
Lenexa, KS, Health Care Facility Rev. (Lakeview Village, Inc.), “A”, 5%, 5/15/2039	65,000	72,965
Wichita, KS, Health Care Facilities Rev. (Kansas Masonic Home), “II-A”, 5%, 12/01/2031	35,000	38,378
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “A”, 6.375%, 5/15/2043	200,000	216,232
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “I”, 5%, 5/15/2047	195,000	208,898
Wichita, KS, Sales Tax Special Obligations Rev. (K-96 Greenwich Star Bond Project), 3%, 9/01/2023	60,000	61,295
Wichita, KS, Sales Tax Special Obligations Rev. (K-96 Greenwich Star Bond Project), 4.2%, 9/01/2027	190,000	194,397
Wyandotte County/Kansas City, KS, Unified Government Community Improvement District Sales Tax Rev. (Legends Apartments Garage & West Lawn Project), 4.5%, 6/01/2040	75,000	78,874
Wyandotte County/Kansas City, KS, Unified Government Utility System Improvement Rev., “A”, 5%, 9/01/2044	255,000	290,295
		$1,854,797
Kentucky - 2.6%
Commonwealth of Kentucky State Property & Buildings Commission Rev. (Project No. 119), BAM, 5%, 5/01/2032	$50,000	$62,345
Commonwealth of Kentucky State Property & Buildings Commission Rev. (Project No. 119), BAM, 5%, 5/01/2033	45,000	55,978
Commonwealth of Kentucky State Property & Buildings Commission Rev. (Project No. 119), BAM, 5%, 5/01/2034	55,000	68,220

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Kentucky - continued
Kentucky Economic Development Finance Authority Healthcare Facilities Rev. (Baptist Life Communities Project), “A”, 6.25%, 11/15/2046	$355,000	$289,605
Kentucky Economic Development Finance Authority Healthcare Facilities Rev. (Baptist Life Communities Project), “A”, 6.375%, 11/15/2051	340,000	277,406
Kentucky Economic Development Finance Authority Healthcare Facilities Rev. (Masonic Homes of Kentucky, Inc.), 5.375%, 11/15/2042	225,000	236,668
Kentucky Economic Development Finance Authority Healthcare Facilities Rev. (Masonic Homes of Kentucky, Inc.), 5.5%, 11/15/2045	95,000	100,165
Kentucky Economic Development Finance Authority Hospital Rev. (Baptist Healthcare System), “B”, 5%, 8/15/2037	40,000	47,226
Kentucky Economic Development Finance Authority Hospital Rev. (Baptist Healthcare System), “B”, 5%, 8/15/2041	315,000	370,128
Kentucky Economic Development Finance Authority Hospital Rev. (Baptist Healthcare System), “B”, 5%, 8/15/2046	205,000	239,231
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2037	160,000	185,523
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2041	105,000	120,753
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5.25%, 6/01/2041	80,000	94,053
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2045	135,000	154,022
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Medical Health System, Inc.), “A”, 6.375%, 6/01/2040 (Prerefunded 6/01/2020)	735,000	762,871
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II, Inc. - Meadow Project and Grove Pointe Project), “A”, 5%, 5/15/2036	140,000	152,085
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II, Inc. - Meadow Project and Grove Pointe Project), “A”, 5%, 5/15/2046	395,000	422,291
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II, Inc. - Meadow Project and Grove Pointe Project), “A”, 5%, 5/15/2051	100,000	106,605
Kentucky Higher Education Student Loan Corp. Rev., Tax-Exempt, “B-1”, 5%, 6/01/2036	465,000	542,636
Owen County, KY, Waterworks System Rev. (American Water Co. Project), “A”, 6.25%, 6/01/2039	260,000	260,913
		$4,548,724
Louisiana - 3.8%
Jefferson Parish, LA, Hospital Service District No. 2 Hospital Rev. (East Jefferson General Hospital), 6.25%, 7/01/2031	$380,000	$388,288
Jefferson Parish, LA, Hospital Service District No. 2 Hospital Rev. (East Jefferson General Hospital), 6.375%, 7/01/2041	240,000	245,750
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Cameron Parish, Louisiana Gomesa Project), 5.65%, 11/01/2037	100,000	113,199
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “A”, 5.625%, 6/01/2045	600,000	631,296
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. James Place of Baton Rouge Project), “A”, 6%, 11/15/2035	105,000	117,518
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. James Place of Baton Rouge Project), “A”, 6.25%, 11/15/2045	420,000	473,596
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Tangipahoa Parish, Louisiana Gomesa Project), 5.375%, 11/01/2038	115,000	125,773
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Terrebonne Parish, Louisiana Gomesa Project), 5.5%, 11/01/2039	105,000	113,799
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Vermilion Parish, Louisiana Gomesa Project), 4.625%, 11/01/2038 (n)	100,000	103,699
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Habilitation Center Project), “A”, 6.125%, 2/01/2037	240,000	260,863
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Habilitation Center Project), “A”, 6.25%, 2/01/2047	185,000	201,054
Louisiana Local Government, Environmental Facilities & Community Development Authority Student Housing Rev. (Provident Group - ULM Properties LLC - University of Louisiana at Monroe Project), “A”, 5%, 7/01/2039	100,000	110,709
Louisiana Local Government, Environmental Facilities & Community Development Authority Student Housing Rev. (Provident Group - ULM Properties LLC - University of Louisiana at Monroe Project), “A”, 5%, 7/01/2054	150,000	162,906
Louisiana Military Department Custody Receipts, 5%, 8/01/2024	1,500,000	1,522,065
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 12/01/2034	775,000	800,242
New Orleans, LA, Sewerage Service Rev., 5%, 12/01/2040	80,000	92,406
New Orleans, LA, Sewerage Service Rev., 5%, 6/01/2045	220,000	252,279
New Orleans, LA, Sewerage Service Rev., 5%, 12/01/2045	95,000	108,821
St. Charles Parish, LA, Gulf Zone Opportunity Zone Rev. (Valero Energy Corp.), 4%, 12/01/2040 (Put Date 6/01/2022)	760,000	804,726
		$6,628,989

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Maine - 0.3%
Maine Finance Authority Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), “R-2”, 4.375%, 8/01/2035 (Put Date 8/01/2025)	$160,000	$176,472
Maine Finance Authority Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), “R-3”, 5.25%, 1/01/2025	365,000	414,936
		$591,408
Maryland - 1.2%
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2039	$115,000	$134,271
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2042	100,000	116,067
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2046	165,000	190,623
Howard County, MD, Special Obligation (Downtown Columbia Project), “A”, 4.5%, 2/15/2047	145,000	154,248
Maryland Economic Development Corp. Rev. (Port America Chesapeake Terminal Project), “B”, 5.375%, 6/01/2025 (Prerefunded 6/01/2020)	125,000	128,915
Maryland Economic Development Corp., Air Cargo Obligated Group Rev. (AFCO Airport Real Estate Group), 5%, 7/01/2025	5,000	5,949
Maryland Economic Development Corp., Air Cargo Obligated Group Rev. (AFCO Airport Real Estate Group), 5%, 7/01/2026	5,000	6,068
Maryland Economic Development Corp., Air Cargo Obligated Group Rev. (AFCO Airport Real Estate Group), 5%, 7/01/2027	5,000	6,184
Maryland Economic Development Corp., Air Cargo Obligated Group Rev. (AFCO Airport Real Estate Group), 5%, 7/01/2028	5,000	6,275
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), “C”, 4%, 6/01/2038	10,000	10,606
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), “C”, 4%, 6/01/2048	30,000	32,783
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), “C”, 4%, 6/01/2058	120,000	123,749
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare Issue), “A”, 5.5%, 1/01/2036	190,000	230,993
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 7/01/2033	115,000	134,850
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 7/01/2034	70,000	81,746
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 7/01/2038	315,000	362,650
Prince George's County, MD, Special Obligation Bonds (Westphalia Town Center Project), 5.25%, 7/01/2048	100,000	111,721
Rockville, MD, Mayor & Council Economic Development Refunding Rev. (Ingleside at King Farm Project), “A-1”, 5%, 11/01/2037	45,000	51,033
Rockville, MD, Mayor & Council Economic Development Rev. (Ingleside at King Farm Project), “B”, 5%, 11/01/2042	85,000	95,427
Rockville, MD, Mayor & Council Economic Development Rev. (Ingleside at King Farm Project), “B”, 5%, 11/01/2047	90,000	100,716
		$2,084,874
Massachusetts - 5.2%
Boston, MA, Metropolitan Transit Parking Corp., Systemwide Parking Rev., 5.25%, 7/01/2036	$370,000	$396,477
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2035	25,000	29,996
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 10/15/2037	895,000	873,932
Massachusetts Development Finance Agency Rev. (Atrius Health Issue), “A”, 5%, 6/01/2039	65,000	79,597
Massachusetts Development Finance Agency Rev. (Atrius Health Issue), “A”, 4%, 6/01/2049	60,000	65,656
Massachusetts Development Finance Agency Rev. (Broad Institute, Inc.), “A”, 5.25%, 4/01/2037 (Prerefunded 4/01/2021)	710,000	756,803
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), Capital Appreciation, “B”, 0%, 11/15/2056	56,165	16,631
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2047	100,000	110,836
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2057	255,000	281,824
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.25%, 11/15/2033 (Prerefunded 11/15/2023)	100,000	120,654
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.5%, 11/15/2043 (Prerefunded 11/15/2023)	135,000	164,137
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2033	40,000	48,354
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2034	50,000	60,194
Massachusetts Development Finance Agency Rev. (Tufts Medical Center), “I”, 7.25%, 1/01/2032 (Prerefunded 1/01/2021)	330,000	356,525
Massachusetts Development Finance Agency Rev. (Tufts Medical Center), “I”, 7.25%, 1/01/2032	225,000	242,928
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “I”, 5%, 7/01/2036	145,000	171,377
Massachusetts Development Finance Agency Rev. (Wellforce), “A”, 4%, 7/01/2044	3,080,000	3,374,879
Massachusetts Development Finance Agency Rev. (Wellforce), “A”, 5%, 7/01/2044	65,000	78,232
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 4.125%, 7/01/2046	405,000	439,996
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 3.5%, 7/01/2033	695,000	728,902
Massachusetts Port Authority Special Facilities Rev. (ConRAC Project), “A”, 5.125%, 7/01/2041	50,000	53,297
Massachusetts School Building Authority, Dedicated Sales Tax Rev., “B”, 5%, 10/15/2032	490,000	529,254
		$8,980,481

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Michigan - 3.3%
Detroit, MI, Downtown Development Authority Tax Increment Rev. (Catalyst Development), “A”, AGM, 5%, 7/01/2043	$120,000	$135,020
Detroit, MI, Water & Sewerage Department, Senior Lien Sewage Disposal System Rev., “A”, 5.25%, 7/01/2039	730,000	799,824
Detroit, MI, Water Supply System Rev., Senior Lien, “A”, 5%, 7/01/2036	35,000	36,909
Detroit, MI, Water Supply System Rev., Senior Lien, “C”, 5%, 7/01/2041	50,000	52,656
Eastern Michigan University Board of Regents, General Rev., “A”, 4%, 3/01/2047	565,000	632,523
Michigan Finance Authority Hospital Rev. (Henry Ford Health System), “A”, 4%, 11/15/2050	650,000	722,845
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 5%, 12/01/2048	280,000	341,986
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/2033	80,000	94,134
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/2034	180,000	211,340
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/2035	115,000	134,740
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Local Project), “D-2”, 5%, 7/01/2034	75,000	88,330
Michigan Finance Authority Rev. (Trinity Health Corp.), 5%, 12/01/2035	1,250,000	1,346,550
Michigan Strategic Fund Ltd. (Canterbury Health Care, Inc.), 5%, 7/01/2046	110,000	116,508
Waterford Township, MI, Economic Development Corp. (Canterbury Health Care, Inc.), “A”, 5%, 7/01/2046	135,000	142,987
Waterford Township, MI, Economic Development Corp. (Canterbury Health Care, Inc.), “A”, 5%, 7/01/2051	135,000	142,573
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	45,000	51,602
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	50,000	57,766
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	40,000	45,676
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	110,000	124,964
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2031	190,000	238,800
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2032	200,000	250,502
		$5,768,235
Minnesota - 0.5%
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 4.25%, 2/15/2043	$110,000	$123,344
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 5%, 2/15/2043	200,000	238,560
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 4.25%, 2/15/2048	110,000	122,190
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 5%, 2/15/2048	155,000	183,959
Minneapolis & St. Paul, MN, Housing Authority Rev. (City Living), “A-2”, GNMA, 5%, 12/01/2038	11,711	11,718
St. Paul, MN, Housing & Redevelopment Authority Charter School Lease Rev. (Great River School Project), “A”, 5.5%, 7/01/2052	100,000	108,103
		$787,874
Mississippi - 1.0%
Mississippi Development Bank Special Obligation (Hancock County Gomesa Project), 4.55%, 11/01/2039	$100,000	$103,094
Mississippi Development Bank Special Obligation (Magnolia Regional Health Center Project), “A”, 6.25%, 10/01/2026	80,000	84,756
Mississippi Development Bank Special Obligation (Magnolia Regional Health Center Project), “A”, 6.5%, 10/01/2031	120,000	127,232
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/2022	175,000	191,412
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/2023	455,000	510,428
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/2046	135,000	153,591
Mississippi State University, Educational Building Corp. Rev. (Residence Hall Construction and Refunding Project), 5%, 8/01/2036 (Prerefunded 8/01/2021)	560,000	602,011
		$1,772,524
Missouri - 1.9%
Grundy County, MO, Industrial Development Authority Health Facilities Rev. (Wright Memorial Hospital), 6.125%, 9/01/2025	$80,000	$80,188
Kansas City, MO, Industrial Development Authority, Airport Rev. (Kansas City International Airport Terminal Modernization Project), “B”, 5%, 3/01/2055	395,000	480,506
Kansas City, MO, Industrial Development Authority, Airport Rev. (Kansas City International Airport Terminal Modernization Project), “B”, AGM, 5%, 3/01/2049	655,000	804,510
Kansas City, MO, Land Clearance for Redevelopment Authority Rev. (Convention Center Hotel Project - TIF Financing), “B”, 5%, 2/01/2040	100,000	111,072
Kansas City, MO, Land Clearance for Redevelopment Authority Rev. (Convention Center Hotel Project - TIF Financing), “B”, 5%, 2/01/2050	280,000	306,082
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “A”, 5%, 8/15/2030	45,000	49,278

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Missouri - continued
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “A”, 5%, 8/15/2035	$35,000	$37,679
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “A”, 5.125%, 8/15/2045	80,000	85,506
St. Louis, MO, Industrial Development Authority Financing Rev. (Ballpark Village Development Project), “A”, 3.875%, 11/15/2029	60,000	65,505
St. Louis, MO, Industrial Development Authority Financing Rev. (Ballpark Village Development Project), “A”, 4.375%, 11/15/2035	125,000	136,640
St. Louis, MO, Industrial Development Authority Financing Rev. (Ballpark Village Development Project), “A”, 4.75%, 11/15/2047	255,000	279,702
St. Louis, MO, Industrial Development Authority Rev. (Friendship Village St. Louis Obligated Group), “A”, 5.25%, 9/01/2053	555,000	636,280
St. Louis, MO, Industrial Development Authority Rev. (St. Andrew's Resources for Seniors Obligated Group), “A”, 5.125%, 12/01/2045	230,000	248,503
		$3,321,451
Montana - 0.0%
Montana Board of Housing Single Family Program (Federally Insured or Guaranteed Mortgage Loans), “A”, 4%, 6/01/2049	$60,000	$65,267
Nebraska - 0.3%
Central Plains Energy Project, NE, Gas Project Rev. (Project No. 3), “A”, 5%, 9/01/2036	$135,000	$182,643
Central Plains Energy Project, NE, Gas Project Rev. (Project No. 3), “A”, 5%, 9/01/2042	265,000	375,863
		$558,506
Nevada - 1.3%
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5.125%, 12/15/2045	$195,000	$210,547
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5%, 12/15/2048	115,000	123,171
Las Vegas Valley, NV, Water District, “C”, 5%, 6/01/2029	1,175,000	1,251,316
Nevada Department of Business & Industry Charter School Rev. (Doral Academy of Nevada), “A”, 5%, 7/15/2047	110,000	118,312
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), “B”, AGM, 5%, 6/01/2033	5,000	6,241
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), “B”, AGM, 5%, 6/01/2038	5,000	6,100
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), “B”, AGM, 4%, 6/01/2048	25,000	27,610
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), “B”, AGM, 4.125%, 6/01/2058	35,000	38,379
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), Capital Appreciation, “C”, 0%, 7/01/2058	3,000,000	434,310
		$2,215,986
New Hampshire - 0.5%
National Finance Authority, New Hampshire Resource Recovery Refunding Rev. (Covanta Project), “C”, 4.875%, 11/01/2042	$375,000	$400,635
New Hampshire Business Finance Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc. Project), 4%, 4/01/2029 (Put Date 10/01/2019)	100,000	100,166
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital), 5.5%, 6/01/2031	150,000	181,661
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital), 5.5%, 6/01/2036	150,000	179,508
		$861,970
New Jersey - 4.1%
Atlantic City, NJ, Tax Appeal Refunding Bonds (Qualified Pursuant to the Provisions of the Municipal Qualified Bond Act), “A”, BAM, 5%, 3/01/2037	$30,000	$35,839
Atlantic City, NJ, Tax Appeal Refunding Bonds (Qualified Pursuant to the Provisions of the Municipal Qualified Bond Act), “A”, BAM, 5%, 3/01/2042	35,000	41,402
New Jersey Building Authority Rev., Unrefunded Balance, “A”, BAM, 5%, 6/15/2029	35,000	41,992
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), 5.5%, 1/01/2027	55,000	63,756
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), 5%, 1/01/2028	55,000	62,492
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), 5.375%, 1/01/2043	315,000	355,619
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), AGM, 5%, 1/01/2031	160,000	180,480
New Jersey Economic Development Authority Rev. (Kapkowski Road Landfill Project), 6.5%, 4/01/2031	1,150,000	1,365,441
New Jersey Economic Development Authority Rev. (Lions Gate Project), 5%, 1/01/2034	40,000	41,782
New Jersey Economic Development Authority Rev. (Lions Gate Project), 5.125%, 1/01/2039	110,000	114,686
New Jersey Economic Development Authority Rev. (Lions Gate Project), 5.25%, 1/01/2044	285,000	297,737
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2030	100,000	111,756

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2035	$125,000	$137,893
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.125%, 9/15/2023	455,000	493,106
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.25%, 9/15/2029	640,000	706,567
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), “A”, 5.625%, 11/15/2030	135,000	156,986
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), “B”, 5.625%, 11/15/2030	120,000	139,543
New Jersey Economic Development Authority, State Lease Rev. (Juvenile Justice Commission Facilities Project), “C”, 5%, 6/15/2042	235,000	275,006
New Jersey Economic Development Motor Vehicle Surcharges Subordinate Refunding Rev., “A”, 3.125%, 7/01/2029	85,000	86,443
New Jersey Economic Development Motor Vehicle Surcharges Subordinate Refunding Rev., “A”, 5%, 7/01/2033	335,000	395,427
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2046	500,000	571,935
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A”, 5%, 6/15/2029	200,000	239,392
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A”, 5%, 6/15/2031	135,000	159,659
New Jersey Transportation Trust Fund Authority, Transportation Program, “AA”, 5%, 6/15/2038	1,000,000	1,112,460
		$7,187,399
New York - 8.1%
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6%, 7/15/2030 (Prerefunded 1/15/2020)	$155,000	$157,840
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Buffalo State College), “A”, 5.375%, 10/01/2041	250,000	266,415
Build NYC Resource Corp. Rev. (Albert Einstein School of Medicine, Inc.), 5.5%, 9/01/2045	535,000	615,218
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5.75%, 2/15/2047 (Prerefunded 2/15/2021)	300,000	320,781
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, Unrefunded Balance, 5.75%, 2/15/2047	180,000	191,378
New Rochelle, NY, Corp. for Local Development Rev. (Iona College Project), “A”, 5%, 7/01/2034	85,000	97,620
New Rochelle, NY, Corp. for Local Development Rev. (Iona College Project), “A”, 5%, 7/01/2040	205,000	233,024
New Rochelle, NY, Corp. for Local Development Rev. (Iona College Project), “A”, 5%, 7/01/2045	105,000	118,951
New York Dormitory Authority Rev., Non-State Supported Debt (Orange Regional Medical Center), 5%, 12/01/2040	100,000	113,826
New York Dormitory Authority Rev., Non-State Supported Debt (Orange Regional Medical Center), “A”, 5%, 12/01/2035	100,000	118,958
New York Dormitory Authority, State Personal Income Tax Rev., “C”, 5%, 3/15/2034	1,330,000	1,404,826
New York Environmental Facilities Corp., Clean Drinking Water Revolving Funds, 5%, 6/15/2041	865,000	923,214
New York Environmental Facilities Corp., State Revolving Funds Rev., “C”, 5%, 5/15/2041	1,195,000	1,271,731
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044	995,000	1,104,221
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “2”, 5.375%, 11/15/2040	505,000	570,857
New York Liberty Development Corp., Liberty Rev. (One Bryant Park LLC), 6.375%, 7/15/2049	685,000	698,611
New York Liberty Development Corp., Second Priority Liberty Refunding Rev. (Bank of America Tower at One Bryant Park Project), “2”, 2.625%, 9/15/2069	100,000	103,448
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5%, 8/01/2026	435,000	461,030
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5%, 8/01/2031	260,000	274,607
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2032	310,000	377,475
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2033	180,000	218,650
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2034	100,000	121,174
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 4%, 1/01/2036	100,000	110,542
New York Urban Development Corp. (University Facilities Grants), 5.875%, 1/01/2021	1,000,000	1,026,090
Niagara County, NY, Industrial Development Agency, Solid Waste Disposal Rev. (Covanta Energy Project), “A”, 4.75%, 11/01/2042	335,000	356,396
Onondaga, NY, Civic Development Corp. Rev. (St. Joseph's Hospital Health Center), 5%, 7/01/2042 (Prerefunded 7/01/2022)	320,000	355,373
Orange County, NY, Funding Corp. Assisted Living Residence Rev. (Hamlet at Wallkill Assisted Living Project), 6.5%, 1/01/2046	235,000	244,247
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 12/01/2036	315,000	333,654
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 12/01/2042	360,000	380,657
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2034	50,000	55,205
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2035	120,000	132,128
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2036	135,000	147,354
Tobacco Settlement Asset Securitization Corp., NY, “A”, 5%, 6/01/2034	70,000	83,202

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
Tobacco Settlement Asset Securitization Corp., NY, “A”, 5%, 6/01/2035	$35,000	$41,443
Tobacco Settlement Asset Securitization Corp., NY, “A”, 5%, 6/01/2041	230,000	256,843
Ulster County, NY, Capital Resource Corp. Rev. (Woodland Pond at New Paltz Project), 4%, 9/15/2025	215,000	215,565
Ulster County, NY, Capital Resource Corp. Rev. (Woodland Pond at New Paltz Project), 5%, 9/15/2037	500,000	514,650
		$14,017,204
North Carolina - 1.3%
Durham, NC, Durham Housing Authority Rev. (Magnolia Pointe Apartments), 5.65%, 2/01/2038 (Prerefunded 1/31/2023)	$1,266,553	$1,446,518
North Carolina Medical Care Commission, Health Care Facilities Rev. (Pennybyrn at Maryfield), 5%, 10/01/2025	70,000	80,486
North Carolina Medical Care Commission, Health Care Facilities Rev. (Pennybyrn at Maryfield), 5%, 10/01/2030	85,000	93,156
North Carolina Medical Care Commission, Health Care Facilities Rev. (Pennybyrn at Maryfield), 5%, 10/01/2035	55,000	59,042
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Church Homes and Services), “A”, 5%, 9/01/2037	95,000	102,377
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2042	40,000	46,338
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2047	80,000	92,212
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2051	165,000	189,773
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2054	70,000	80,463
University of North Carolina, Greensboro, Rev., 5%, 4/01/2039	135,000	155,587
		$2,345,952
North Dakota - 0.1%
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), “C”, 5%, 6/01/2043	$150,000	$172,098
Ohio - 7.1%
Bowling Green, OH, Student Housing Rev. (State University Project), 5.75%, 6/01/2031 (Prerefunded 6/01/2020)	$225,000	$232,754
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 5.125%, 6/01/2024	420,000	420,008
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 5.375%, 6/01/2024	820,000	820,057
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 5.875%, 6/01/2030	1,710,000	1,720,876
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 5.75%, 6/01/2034	635,000	635,946
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 6.5%, 6/01/2047	1,200,000	1,230,000
Butler County, OH, Hospital Facilities Rev. (UC Health), 5.5%, 11/01/2040 (Prerefunded 11/01/2020)	250,000	262,860
Butler County, OH, Hospital Facilities Rev. (UC Health), 5.75%, 11/01/2040 (Prerefunded 11/01/2020)	165,000	173,961
Butler County, OH, Hospital Facilities Rev., Unrefunded Balance, (UC Health), 5.5%, 11/01/2040 (Prerefunded 11/01/2020)	500,000	525,720
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 5%, 2/15/2042	265,000	304,048
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 4.75%, 2/15/2047	360,000	393,390
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 5.25%, 2/15/2047	375,000	436,830
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 5.5%, 2/15/2052	55,000	64,912
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 5%, 2/15/2057	190,000	214,624
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 5.5%, 2/15/2057	925,000	1,088,290
Darke County, OH, Hospital Facilities Rev. (Wayne Healthcare Project), “A”, 4%, 9/01/2040	45,000	47,771
Darke County, OH, Hospital Facilities Rev. (Wayne Healthcare Project), “A”, 4%, 9/01/2045	60,000	63,102
Darke County, OH, Hospital Facilities Rev. (Wayne Healthcare Project), “A”, 5%, 9/01/2049	80,000	93,119
Franklin County, OH, Hospital Facilities Rev. (OhioHealth Corp.), “A”, 4%, 5/15/2047	295,000	330,940
Gallia County, OH, Hospital Facilities Rev. (Holzer Health Systems), “A”, 8%, 7/01/2042	920,000	1,047,319
Lake County, OH, Hospital Facilities Rev., Unrefunded Balance, “C”, 5.625%, 8/15/2029	90,000	90,293
Lucas County, OH, Hospital Rev. (Promedica Healthcare), “A”, 5.25%, 11/15/2048	90,000	109,287
Miami County, OH, Hospital Facilities Rev., “A”, 5%, 8/01/2049	390,000	467,224
Ohio Air Quality Development Authority, Facilities Rev. (Pratt Paper LLC Project), 3.75%, 1/15/2028	100,000	108,985
Ohio Air Quality Development Authority, Facilities Rev. (Pratt Paper LLC Project), 4.25%, 1/15/2038	125,000	135,515
Ohio Air Quality Development Authority, Facilities Rev. (Pratt Paper LLC Project), 4.5%, 1/15/2048	170,000	184,540
Ohio Hospital Facilities Rev. (Cleveland Clinic Health System), “B”, 4%, 1/01/2046	225,000	255,078
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5.5%, 12/01/2029	45,000	51,751
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5.75%, 12/01/2032	380,000	418,532
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5%, 12/01/2035	120,000	132,283

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Ohio - continued
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5%, 12/01/2043	$145,000	$154,145
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5.5%, 12/01/2043	175,000	191,571
		$12,405,731
Oklahoma - 1.5%
Catoosa, OK, Industrial Authority Sales Tax Rev., 4%, 10/01/2028	$40,000	$41,933
Oklahoma Development Finance Authority, First Mortgage Rev. (Sommerset Project), 5%, 7/01/2042	135,000	150,448
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5%, 8/15/2029	40,000	49,854
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5%, 8/15/2033	190,000	231,684
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5%, 8/15/2038	265,000	318,175
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5.25%, 8/15/2043	285,000	346,705
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5.25%, 8/15/2048	265,000	319,593
Tulsa, OK, Airport Improvement Trust Rev., “A”, 5%, 6/01/2045	70,000	78,197
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), 5%, 6/01/2035 (Put Date 6/01/2025)	135,000	153,780
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), “B”, 5.5%, 6/01/2035	370,000	407,563
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), “B”, 5.5%, 12/01/2035	470,000	517,907
		$2,615,839
Oregon - 0.2%
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 4.5%, 5/01/2029	$105,000	$112,373
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 5%, 5/01/2036	120,000	135,286
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 5%, 5/01/2040	135,000	144,089
		$391,748
Pennsylvania - 11.3%
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5%, 5/01/2042	$205,000	$232,870
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Refunding Project), 5%, 5/01/2042	185,000	208,254
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev., “A”, 5%, 5/01/2035	125,000	132,858
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev., “A”, 5%, 5/01/2042	535,000	564,660
Berks County, PA, Reading School District, AGM, 5%, 3/01/2036	35,000	42,163
Blythe Township, PA, Solid Waste Authority Rev., 7.75%, 12/01/2037	275,000	315,714
Bucks County, PA, Industrial Development Authority, Hospital Rev. (St. Luke's University Health Network Project), 4%, 8/15/2044	60,000	65,978
Bucks County, PA, Industrial Development Authority, Hospital Rev. (St. Luke's University Health Network Project), 4%, 8/15/2050	285,000	312,203
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), “A”, 5%, 12/01/2030	50,000	53,246
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), “A”, 5%, 12/01/2035	55,000	57,977
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), “A”, 5.25%, 12/01/2045	120,000	127,796
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2032	85,000	105,915
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2033	75,000	93,236
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2034	35,000	43,348
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 5.25%, 1/01/2041	355,000	367,933
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2030	35,000	39,801
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2035	40,000	44,869
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2039	50,000	54,663
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2046	25,000	27,191
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2029	10,000	11,491
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2038	150,000	167,848
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2039	15,000	16,749
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2043	195,000	215,974
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2048	200,000	220,914
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2049	20,000	22,080

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2053	$195,000	$214,812
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2054	45,000	49,545
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), “A”, 5%, 12/01/2043	1,425,000	1,610,036
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), Capital Appreciation, “B”, 0%, 12/01/2037	1,200,000	725,028
Luzerne County, PA, “A”, AGM, 5%, 11/15/2029	225,000	268,054
Luzerne County, PA, Wilkes-Barre Area School District, General Obligation, BAM, 5%, 4/15/2059	65,000	78,356
Montgomery County, PA, Higher Educational & Health Authority Rev. (Thomas Jefferson University), 4%, 9/01/2044	130,000	144,145
Montgomery County, PA, Higher Educational & Health Authority Rev. (Thomas Jefferson University), 4%, 9/01/2049	120,000	132,286
Montgomery County, PA, Industrial Development Authority Health System Rev. (Albert Einstein Healthcare Network Issue), “A”, 5.25%, 1/15/2036	820,000	938,474
Montgomery County, PA, Industrial Development Authority Retirement Community Rev. (ACTS Retirement - Life Communities, Inc.), 5%, 11/15/2028	440,000	479,406
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care Retirement Community Project), 5.375%, 1/01/2050	1,180,000	1,226,634
Moon Industrial Development Authority Rev. (Baptist Homes Society), 6.125%, 7/01/2050	325,000	355,777
Northeastern PA, Hospital & Education Authority Rev. (Wilkes University Project), “A”, 5%, 3/01/2037	50,000	56,044
Pennsylvania Economic Development Financing Authority Rev. (Pennsylvania Rapid Bridge Replacement Project), 5%, 12/31/2030	130,000	152,818
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Rev. (Philadelphia Biosolids Facility), 6.25%, 1/01/2032	325,000	329,241
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 5.8%, 7/01/2030 (Prerefunded 7/01/2020)	100,000	103,873
Pennsylvania Higher Educational Facilities Authority Rev. (Shippensburg University Student Services, Inc. Housing Project), 6.25%, 10/01/2043 (Prerefunded 10/01/2021)	195,000	215,672
Pennsylvania Higher Educational Facilities Authority Rev. (Shippensburg University Student Services, Inc. Housing Project), 5%, 10/01/2044 (Prerefunded 10/01/2022)	330,000	369,019
Pennsylvania Turnpike Commission Subordinate Rev., “A”, AGM, 4%, 12/01/2049	1,120,000	1,260,190
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “A”, 5.625%, 8/01/2036	100,000	106,673
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “A”, 5.25%, 8/01/2046	215,000	237,704
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “A”, 5.75%, 8/01/2046	325,000	345,706
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “A”, 5.375%, 8/01/2051	155,000	172,126
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “B”, 6%, 8/01/2051	220,000	235,891
Philadelphia, PA, Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.5%, 6/15/2033	290,000	297,392
Philadelphia, PA, Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.75%, 6/15/2043	390,000	399,890
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), 6.875%, 6/15/2033	100,000	112,224
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), 7.375%, 6/15/2043	145,000	163,409
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), “A-1”, 7%, 6/15/2043	120,000	133,663
Philadelphia, PA, Authority for Industrial Development, Multifamily Housing Rev. (University Square Apartment Project- Section 8), “III”, 5.25%, 12/01/2047	180,000	192,031
Philadelphia, PA, Authority for Industrial Development, Multifamily Housing Rev. (University Square Apartment Project- Section 8), “III”, 5.5%, 12/01/2058	260,000	278,881
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), “A”, 5%, 7/01/2037	130,000	146,847
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), “A”, 5%, 7/01/2042	150,000	167,453
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), “A”, 5%, 7/01/2049	215,000	238,607
Philadelphia, PA, Gas Works Rev. (1998 General Ordinance), “15”, 5%, 8/01/2042	620,000	742,128
Philadelphia, PA, School District, “A”, 5%, 9/01/2033	25,000	30,896
Philadelphia, PA, School District, “A”, 5%, 9/01/2035	65,000	79,645
Philadelphia, PA, School District, “A”, 5%, 9/01/2036	30,000	36,659
Philadelphia, PA, School District, “A”, 5%, 9/01/2037	30,000	36,564
Philadelphia, PA, School District, “A”, 5%, 9/01/2038	30,000	36,474
Philadelphia, PA, School District, “B”, 5%, 9/01/2043	95,000	114,346
Pittsburgh, PA, Urban Redevelopment Authority Rev., “C”, GNMA, 4.8%, 4/01/2028	1,220,000	1,223,050
Pittsburgh, PA, Water & Sewer Authority Rev., “A”, AGM, 5%, 9/01/2032	50,000	67,793

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Pittsburgh, PA, Water & Sewer Authority Rev., “A”, AGM, 5%, 9/01/2033	$40,000	$54,952
Pittsburgh, PA, Water & Sewer Authority Rev., “A”, AGM, 4%, 9/01/2035	20,000	23,307
Pittsburgh, PA, Water & Sewer Authority Rev., “A”, AGM, 5%, 9/01/2044	130,000	162,924
Scranton-Lackawanna, PA, Health and Welfare Authority, University Rev. (Marywood University Project), 5%, 6/01/2046	555,000	586,135
State Public School Building Authority, PA, School Lease Rev. (School District of Philadelphia Project), “A”, AGM, 5%, 6/01/2032	640,000	768,461
Washington County, PA, Redevelopment Authority Refunding Rev. (Victory Centre Tax Increment Financing Project), 4%, 7/01/2023	25,000	25,433
Washington County, PA, Redevelopment Authority Refunding Rev. (Victory Centre Tax Increment Financing Project), 5%, 7/01/2035	20,000	21,403
West Shore, PA, Area Authority Rev. (Messiah Village Project), “A”, 5%, 7/01/2030	40,000	43,953
West Shore, PA, Area Authority Rev. (Messiah Village Project), “A”, 5%, 7/01/2035	45,000	48,823
		$19,586,584
Puerto Rico - 10.6%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5.125%, 7/01/2047	$265,000	$272,224
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ASSD GTY, 5.25%, 7/01/2041	325,000	358,901
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.5%, 7/01/2029	80,000	90,779
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2032	80,000	89,440
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2033	210,000	234,809
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2036	85,000	94,529
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “D”, AGM, 5%, 7/01/2032	440,000	448,892
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NATL, 5%, 7/01/2029	45,000	45,353
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AAC, 5.25%, 7/01/2038	1,205,000	1,311,197
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, ASSD GTY, 5.25%, 7/01/2041	480,000	530,069
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	680,000	730,776
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.25%, 7/01/2030	325,000	356,119
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.25%, 7/01/2031	225,000	246,368
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, ASSD GTY, 5.25%, 7/01/2036	655,000	728,327
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2033	120,000	129,696
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Unrefunded Balance, “A”, NATL, 5%, 7/01/2038	45,000	45,045
Commonwealth of Puerto Rico, “A”, AGM, 5.375%, 7/01/2025	60,000	63,167
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/2021	40,000	41,725
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5%, 7/01/2035	635,000	667,429
Commonwealth of Puerto Rico, Public Improvement, “A”, NATL, 5.5%, 7/01/2020	185,000	189,114
Commonwealth of Puerto Rico, Public Improvement, “C-7”, NATL, 6%, 7/01/2027	295,000	301,487
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AAC, 5%, 7/01/2031	590,000	595,157
Puerto Rico Electric Power Authority Rev., “MM”, NATL, 5%, 7/01/2020	5,000	5,091
Puerto Rico Electric Power Authority Rev., “NN”, NATL, 5.25%, 7/01/2022	180,000	189,137
Puerto Rico Electric Power Authority Rev., “NN”, NATL, 4.75%, 7/01/2033	30,000	30,004
Puerto Rico Electric Power Authority Rev., “PP”, NATL, 5%, 7/01/2024	20,000	20,202
Puerto Rico Electric Power Authority Rev., “PP”, NATL, 5%, 7/01/2025	20,000	20,194
Puerto Rico Electric Power Authority Rev., “RR”, NATL, 5%, 7/01/2022	45,000	45,488
Puerto Rico Electric Power Authority Rev., “SS”, NATL, 5%, 7/01/2020	50,000	50,318
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2032 (a)(d)	1,255,000	1,000,862
Puerto Rico Electric Power Authority Rev., “TT”, NATL, 5%, 7/01/2024	80,000	80,807
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 5%, 7/01/2022	50,000	51,156
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2026	70,000	75,309
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2030	310,000	335,587
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2032	45,000	48,647
Puerto Rico Electric Power Authority Rev., “WW”, 5%, 7/01/2028 (a)(d)	1,060,000	845,350
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev. (Cogeneration Facilities - AES Puerto Rico Project), 6.625%, 6/01/2026	645,000	660,319
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NATL, 5%, 7/01/2033	355,000	355,568
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 4%, 4/01/2020	20,000	19,914

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 3/01/2021	$5,000	$4,993
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2021	65,000	66,165
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 12/01/2021	35,000	34,945
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2022	75,000	76,316
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 3/01/2026	15,000	14,970
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2027	240,000	242,112
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.5%, 12/01/2031	80,000	79,827
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	90,000	90,121
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 3/01/2036	90,000	88,961
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	70,000	70,000
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 4.375%, 10/01/2031	55,000	52,113
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 5%, 10/01/2042	90,000	84,825
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2023	405,000	434,184
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2024	515,000	556,509
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2025	85,000	92,701
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2027	620,000	685,571
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2028	90,000	100,016
Puerto Rico Municipal Finance Agency, “A”, AGM, 5%, 8/01/2027	25,000	25,613
Puerto Rico Public Buildings Authority Government Facilities Rev., “I”, ASSD GTY, 5%, 7/01/2036	55,000	55,953
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-3”, NATL, 6%, 7/01/2027	125,000	127,329
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-3”, NATL, 6%, 7/01/2028	40,000	40,648
Puerto Rico Public Buildings Authority Rev., “M-2”, AAC, 10%, 7/01/2035	490,000	520,718
Puerto Rico Public Finance Corp., “E”, ETM, 6%, 8/01/2026	155,000	201,554
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.5%, 7/01/2034	10,000	10,680
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	29,000	29,861
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.75%, 7/01/2053	762,000	781,286
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	173,000	180,380
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	566,000	575,197
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	4,000	4,055
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	88,000	90,310
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	93,000	73,474
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	1,010,000	683,457
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	984,000	607,413
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	527,000	140,862
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2051	338,000	65,264
University of Puerto Rico Rev., “P”, NATL, 5%, 6/01/2025	45,000	45,437
		$18,438,376
Rhode Island - 0.1%
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3.5%, 12/01/2034	$155,000	$164,808
South Carolina - 1.9%
Richland County, SC, Environmental Improvement Rev. (International Paper), “A”, 3.875%, 4/01/2023	$645,000	$687,202
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), 5.125%, 5/01/2048	50,000	52,258
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Prisma Health Obligated Group), “A”, 5%, 5/01/2048	495,000	590,228

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
South Carolina - continued
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (South Carolina Episcopal Home at Still Hopes), 5%, 4/01/2047	$155,000	$169,316
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (South Carolina Episcopal Home at Still Hopes), 5%, 4/01/2052	140,000	152,558
South Carolina Public Service Authority Rev., “A”, 5.125%, 12/01/2043	355,000	398,115
South Carolina Public Service Authority Rev., “B”, 5.125%, 12/01/2043	845,000	947,625
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, 5%, 4/15/2048	320,000	375,885
		$3,373,187
Tennessee - 2.7%
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (Catholic Health Initiatives), “A”, 5.25%, 1/01/2045	$1,295,000	$1,464,075
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-1”, 4%, 8/01/2044	35,000	38,752
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2044	30,000	36,558
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2049	15,000	18,235
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2030	60,000	71,670
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2031	65,000	77,280
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2036	40,000	46,641
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Trousdale Foundation Properties), “A”, 6.25%, 4/01/2049	550,000	621,588
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev., Refunding & Improvement (Trevecca Nazarene University Project), 5%, 10/01/2034	10,000	11,953
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev., Refunding & Improvement (Trevecca Nazarene University Project), 5%, 10/01/2039	15,000	17,661
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2021	2,185,000	2,342,888
		$4,747,301
Texas - 10.2%
Arlington, TX, Higher Education Finance Corp. Education Rev. (Newman International Academy), “A”, 5.375%, 8/15/2036	$50,000	$53,538
Arlington, TX, Higher Education Finance Corp. Education Rev. (Newman International Academy), “A”, 5.5%, 8/15/2046	230,000	245,281
Arlington, TX, Higher Education Finance Corp. Education Rev. (Wayside Schools), “A”, 4.375%, 8/15/2036	35,000	35,657
Arlington, TX, Higher Education Finance Corp. Education Rev. (Wayside Schools), “A”, 4.625%, 8/15/2046	60,000	61,088
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2029	45,000	54,149
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2031	65,000	77,864
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2034	10,000	11,648
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5%, 1/01/2026	25,000	29,413
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5%, 1/01/2028	25,000	29,596
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5%, 1/01/2030	30,000	35,321
Central Texas Regional Mobility Authority Senior Lien Rev., “A”, 5%, 1/01/2045	115,000	131,544
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 6%, 8/15/2033	130,000	150,198
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 5.75%, 8/15/2041 (Prerefunded 8/15/2021)	100,000	108,690
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 5%, 8/15/2042	520,000	555,698
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 6%, 8/15/2043	210,000	239,408
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.125%, 12/01/2040 (Prerefunded 12/01/2020)	320,000	339,482
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.25%, 12/01/2045 (Prerefunded 12/01/2020)	200,000	212,484
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	465,000	511,705
Dallas, TX, Civic Center Convention Complex Rev., ASSD GTY, 5.25%, 8/15/2034	1,065,000	1,067,961
Decatur, TX, Hospital Authority Rev. (Wise Regional Health System), “A”, 5.25%, 9/01/2044	130,000	144,439
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 4.875%, 5/01/2025	135,000	138,343
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 8%, 4/01/2028	500,000	502,570
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Texas Children's Hospital), “A”, 4%, 10/01/2035	110,000	128,400
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Texas Children's Hospital), “A”, 4%, 10/01/2036	195,000	226,900
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Texas Children's Hospital), “A”, 4%, 10/01/2037	260,000	301,423
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Texas Children's Hospital), “A”, 4%, 10/01/2038	215,000	248,559
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/2031	140,000	161,171
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/2032	20,000	23,008
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/2033	50,000	57,404
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2041	90,000	42,161

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2046	$220,000	$79,442
Houston, TX, Airport System Rev., Special Facilities Rev. (Continental Airlines, Inc.), 6.5%, 7/15/2030	555,000	600,982
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.5%, 7/01/2020	155,000	158,525
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.75%, 7/01/2024	200,000	219,224
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 5%, 7/01/2029	875,000	989,817
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B-1”, 5%, 7/15/2030	485,000	552,425
Houston, TX, Airport System Rev., Subordinate Lien, “A”, 5%, 7/01/2031	190,000	207,072
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 3/01/2023	330,000	330,868
Mission, TX, Economic Development Corp. (NatGasoline Project), 4.625%, 10/01/2031	225,000	243,187
New Hope, TX, Cultural Education Facilities Finance Corp., Capital Improvement Rev. (CHF - Collegiate Housing Denton LLC - Texas Woman's University Housing Project), “A-1”, AGM, 5%, 7/01/2038	30,000	35,532
New Hope, TX, Cultural Education Facilities Finance Corp., Capital Improvement Rev. (CHF - Collegiate Housing Denton LLC - Texas Woman's University Housing Project), “A-1”, AGM, 5%, 7/01/2048	110,000	128,780
New Hope, TX, Cultural Education Facilities Finance Corp., Capital Improvement Rev. (CHF - Collegiate Housing Denton LLC - Texas Woman's University Housing Project), “A-1”, AGM, 5%, 7/01/2058	105,000	121,083
New Hope, TX, Cultural Education Facilities Finance Corp., Education Rev. (Beta Academy), “A”, 3.375%, 8/15/2029	30,000	30,410
New Hope, TX, Cultural Education Facilities Finance Corp., Education Rev. (Beta Academy), “A”, 5%, 8/15/2049	80,000	84,661
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - Langford Project), “A”, 5%, 11/15/2026	15,000	16,156
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - Langford Project), “A”, 5.375%, 11/15/2036	20,000	21,600
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - Langford Project), “A”, 5.5%, 11/15/2046	50,000	53,422
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - Langford Project), “A”, 5.5%, 11/15/2052	55,000	58,554
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “A-1”, 5%, 7/01/2031	20,000	22,956
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “A-1”, 4%, 7/01/2036	90,000	93,596
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “A-1”, 5%, 7/01/2046	185,000	206,223
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “A-1”, 5%, 7/01/2051	225,000	247,905
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “B”, 4.75%, 7/01/2051	145,000	149,856
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III LLC - Tarleton State University Project), 5%, 4/01/2030	35,000	39,297
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III LLC - Tarleton State University Project), 5%, 4/01/2035	30,000	33,278
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III LLC - Tarleton State University Project), 5%, 4/01/2047	85,000	92,959
Newark, TX, Higher Education Finance Corp. Rev. (A+ Charter Schools, Inc.), “A”, 5.5%, 8/15/2035	105,000	120,989
Newark, TX, Higher Education Finance Corp. Rev. (A+ Charter Schools, Inc.), “A”, 5.75%, 8/15/2045	140,000	160,794
Newark, TX, Higher Education Finance Corp. Rev. (Austin Achieve Public Schools, Inc.), 5%, 6/15/2033	5,000	5,222
Newark, TX, Higher Education Finance Corp. Rev. (Austin Achieve Public Schools, Inc.), 5%, 6/15/2038	15,000	15,578
Newark, TX, Higher Education Finance Corp. Rev. (Austin Achieve Public Schools, Inc.), 5%, 6/15/2048	50,000	51,633
Newark, TX, Higher Education Finance Corp. Rev. (Austin Achieve Public Schools, Inc.), “A”, 5%, 6/15/2032	30,000	31,376
Newark, TX, Higher Education Finance Corp. Rev. (Austin Achieve Public Schools, Inc.), “A”, 5%, 6/15/2037	35,000	36,387
Newark, TX, Higher Education Finance Corp. Rev. (Austin Achieve Public Schools, Inc.), “A”, 5%, 6/15/2042	40,000	41,381
Newark, TX, Higher Education Finance Corp. Rev. (Austin Achieve Public Schools, Inc.), “A”, 5.25%, 6/15/2048	75,000	77,940
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 5.125%, 12/01/2042	215,000	237,259
North Texas Tollway Authority Rev., 6%, 1/01/2038 (Prerefunded 1/01/2021)	970,000	1,032,070
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	295,000	341,336
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC Crossings Project), “A”, 7.5%, 11/15/2034	130,000	154,982
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC Crossings Project), “A”, 7.75%, 11/15/2044	235,000	279,974
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC Crossings Project), “A”, 8%, 11/15/2049	170,000	204,083
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2030	100,000	103,382

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2035	$130,000	$132,206
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2040	140,000	141,625
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Buckingham Senior Living Community, Inc. Project), “A”, 5.25%, 11/15/2035 (a)(d)	55,000	38,500
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Buckingham Senior Living Community, Inc. Project), “A”, 5.5%, 11/15/2045 (a)(d)	250,000	175,000
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Buckner Senior Living - Ventana Project), “B-3”, 3.875%, 11/15/2022	95,000	95,060
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Northwest Senior Housing Corp. Edgemere Project), 5.25%, 11/15/2047	130,000	136,534
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Northwest Senior Housing Corp. Edgemere Project), “A”, 5%, 11/15/2045	145,000	148,873
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Northwest Senior Housing Corp. Edgemere Project), “B”, 5%, 11/15/2030	195,000	206,367
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Northwest Senior Housing Corp. Edgemere Project), “B”, 5%, 11/15/2036	440,000	458,273
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Stayton at Museum Way), 8.25%, 11/15/2044 (d)(q)	980,000	931,000
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Trinity Terrace Project), “A-1”, 5%, 10/01/2044	75,000	82,275
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 12/15/2031	190,000	209,274
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	210,000	248,671
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	170,000	198,978
Texas Transportation Commission, Central Texas Turnpike System Rev., Capital Appreciation, “B”, 0%, 8/15/2036	435,000	223,690
Texas Transportation Commission, State Highway 249 System Rev., “A”, 5%, 8/01/2057	300,000	356,535
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2037	35,000	17,989
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2038	25,000	12,140
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2039	25,000	11,490
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2040	25,000	10,840
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2041	55,000	22,541
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2042	80,000	31,002
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2043	60,000	22,009
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 11/01/2030 (Prerefunded 11/01/2020)	90,000	95,963
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 11/01/2040 (Prerefunded 11/01/2020)	165,000	176,169
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), Unrefunded Balance, 7%, 11/01/2030	10,000	10,327
		$17,830,630
Utah - 0.7%
Salt Lake City, UT, Salt Lake City International Airport Rev., “A”, 5%, 7/01/2043	$495,000	$601,296
Utah Charter School Finance Authority, Charter School Rev. (Da Vinci Academy of Science & Arts), 4%, 4/15/2047	305,000	326,085
Utah Charter School Finance Authority, Charter School Rev. (Reagan Academy Project), 5%, 2/15/2046	150,000	159,411
Utah Charter School Finance Authority, Charter School Rev. (Spectrum Academy Project), 6%, 4/15/2045	160,000	162,059
		$1,248,851
Vermont - 0.2%
Burlington, VT, Airport Rev., “A”, 4%, 7/01/2028	$110,000	$116,938
Vermont Student Assistance Corp., Education Loan Rev., “B”, 4.375%, 6/15/2046	185,000	197,661
		$314,599

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Virginia - 1.8%
Embrey Mill Community Development Authority, VA, Special Assessment Rev., 7.25%, 3/01/2043	$515,000	$559,944
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 5%, 9/01/2037	145,000	164,031
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 4.5%, 9/01/2045	190,000	205,158
Prince William County, VA, Cherry Hill Community Development Authority Rev. (Potomac Shores Project), 5.4%, 3/01/2045	120,000	127,299
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), “B”, 5.25%, 7/01/2030	215,000	241,402
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), “B”, 5.25%, 7/01/2035	215,000	238,123
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/2037	490,000	545,512
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/2042	950,000	1,038,388
		$3,119,857
Washington - 1.7%
Kalispel Tribe Indians, WA, Priority District Rev., “A”, 5%, 1/01/2032 (n)	$155,000	$174,760
Kalispel Tribe Indians, WA, Priority District Rev., “A”, 5.25%, 1/01/2038 (n)	160,000	178,837
Washington Health Care Facilities Authority Rev. (Providence Health & Services), “A”, 5%, 10/01/2033	1,395,000	1,543,916
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), 5%, 8/15/2035	120,000	141,499
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), 5%, 8/15/2037	115,000	134,870
Washington Housing Finance Commission Nonprofit Housing Refunding Rev. (Hearthstone Project), “A”, 5%, 7/01/2048	175,000	187,626
Washington Housing Finance Commission Nonprofit Housing Refunding Rev. (Judson Park Project), 5%, 7/01/2048	100,000	108,531
Washington Housing Finance Commission Nonprofit Housing Rev. (Presbyterian Retirement Communities Northwest Projects), “A”, 5%, 1/01/2036	100,000	112,587
Washington Housing Finance Commission Nonprofit Housing Rev. (Presbyterian Retirement Communities Northwest Projects), “A”, 5%, 1/01/2046	130,000	144,444
Washington Housing Finance Commission Nonprofit Housing Rev. (Presbyterian Retirement Communities Northwest Projects), “A”, 5%, 1/01/2051	150,000	166,275
		$2,893,345
West Virginia - 0.4%
Monongalia County, WV, Building Commission Improvement Rev. (Monongalia Health System Obligated Group), 5%, 7/01/2029	$50,000	$56,754
Monongalia County, WV, Building Commission Improvement Rev. (Monongalia Health System Obligated Group), 5%, 7/01/2030	105,000	118,734
Monongalia County, WV, Special District Excise Tax Rev., Refunding & Improvement Bonds (University Town Centre Economic Opportunity Development District), “A”, 5.5%, 6/01/2037	135,000	149,021
West Virginia Hospital Finance Authority Hospital Rev. (Cabell Huntington Hospital Obligated Group), “A”, 5%, 1/01/2043	385,000	460,529
		$785,038
Wisconsin - 7.3%
Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), “A”, AGM, 5%, 7/01/2044	$30,000	$35,815
Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), “A”, AGM, 5%, 7/01/2054	35,000	41,356
Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), “A”, AGM, 5%, 7/01/2058	40,000	46,109
Wisconsin Health & Educational Facilities Authority Refunding Rev. (American Baptist Homes), 5%, 8/01/2027	135,000	150,470
Wisconsin Health & Educational Facilities Authority Refunding Rev. (American Baptist Homes), 5%, 8/01/2032	125,000	137,385
Wisconsin Health & Educational Facilities Authority Refunding Rev. (American Baptist Homes), 5%, 8/01/2037	70,000	76,067
Wisconsin Health & Educational Facilities Authority Refunding Rev. (American Baptist Homes), 5%, 8/01/2039	70,000	75,802
Wisconsin Health & Educational Facilities Authority Rev. (Aspirusm, Inc. Obligated Group), 4%, 8/15/2048	1,280,000	1,408,038
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5%, 7/15/2026 (Prerefunded 7/15/2021)	250,000	268,080
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5%, 7/15/2028 (Prerefunded 7/15/2021)	75,000	80,424
Wisconsin Health & Educational Facilities Authority Rev. (Marshfield Clinic Health System, Inc.), “C”, 5%, 2/15/2047	150,000	173,098
Wisconsin Health & Educational Facilities Authority Rev. (Meriter Hospital), “A”, 5.5%, 5/01/2031 (Prerefunded 5/01/2021)	920,000	986,010
Wisconsin Health & Educational Facilities Authority Rev. (Meriter Hospital), “A”, 6%, 5/01/2041 (Prerefunded 5/01/2021)	605,000	653,364
Wisconsin Health & Educational Facilities Authority Rev. (Rogers Memorial Hospital, Inc.), “A”, 5%, 7/01/2038	25,000	29,429
Wisconsin Health & Educational Facilities Authority Rev. (Rogers Memorial Hospital, Inc.), “A”, 5%, 7/01/2044	30,000	34,914
Wisconsin Health & Educational Facilities Authority Rev. (Rogers Memorial Hospital, Inc.), “A”, 5%, 7/01/2049	115,000	133,290
Wisconsin Health & Educational Facilities Authority Rev. (St. John's Community, Inc.), “A”, 5%, 9/15/2040	25,000	26,475
Wisconsin Health & Educational Facilities Authority Rev. (St. John's Community, Inc.), “A”, 5%, 9/15/2045	35,000	36,930
Wisconsin Health & Educational Facilities Authority Rev. (St. John's Community, Inc.), “A”, 5%, 9/15/2050	155,000	163,251

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - continued
Wisconsin Public Finance Authority Education Rev. (Mountain Island Charter School), 5%, 7/01/2037	$45,000	$49,596
Wisconsin Public Finance Authority Education Rev. (Mountain Island Charter School), 5%, 7/01/2047	70,000	76,346
Wisconsin Public Finance Authority Education Rev. (Pine Lake Preparatory), 4.95%, 3/01/2030	70,000	76,530
Wisconsin Public Finance Authority Education Rev. (Pine Lake Preparatory), 5.25%, 3/01/2035	70,000	76,474
Wisconsin Public Finance Authority Education Rev. (Pine Lake Preparatory), 5.5%, 3/01/2045	175,000	190,524
Wisconsin Public Finance Authority Educational Facilities Rev. (Community School of Davidson Project), 5%, 10/01/2033	30,000	32,982
Wisconsin Public Finance Authority Educational Facilities Rev. (Community School of Davidson Project), 5%, 10/01/2048	160,000	172,198
Wisconsin Public Finance Authority Healthcare Facility Rev. (Church Home of Hartford, Inc. Project), “A”, 4%, 9/01/2020	25,000	25,432
Wisconsin Public Finance Authority Healthcare Facility Rev. (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2025	35,000	39,883
Wisconsin Public Finance Authority Healthcare Facility Rev. (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2030	95,000	104,348
Wisconsin Public Finance Authority Healthcare Facility Rev. (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2038	80,000	86,441
Wisconsin Public Finance Authority Higher Education Facilities Rev. (Gannon University Project), 5%, 5/01/2047	100,000	113,472
Wisconsin Public Finance Authority Hospital Rev. (WakeMed), “A”, 4%, 10/01/2049	1,285,000	1,416,198
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027	840,000	965,177
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 6.5%, 12/01/2037	550,000	663,707
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 7%, 12/01/2050	330,000	398,125
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 5.75%, 4/01/2035	190,000	214,968
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2037	55,000	62,611
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2042	35,000	39,488
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2047	180,000	202,376
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2052	55,000	61,684
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.125%, 11/15/2029	140,000	151,270
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.5%, 11/15/2034	125,000	136,406
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.75%, 11/15/2044	120,000	131,053
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 6%, 11/15/2049	155,000	170,705
Wisconsin Public Finance Authority Student Housing Rev. (Western Carolina University Project), 5.25%, 7/01/2047	235,000	261,085
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/2022	85,000	89,777
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5.25%, 7/01/2028	1,825,000	2,000,109
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/2042	95,000	102,020
		$12,667,292
Total Municipal Bonds		$263,380,622
Trust Units - 0.9%
Puerto Rico - 0.9%
COFINA Series 2007A Senior Bonds Due 2040 National Custodial Trust (taxable), 8/01/2040	43,265	$5,841
COFINA Series 2007A Senior Bonds Due 2040 National Custodial Trust (tax-exempt), 8/01/2040	131,374	95,246
COFINA Series 2007A Senior Bonds Due 2041 National Custodial Trust (taxable), 8/01/2041	28,709	3,876
COFINA Series 2007A Senior Bonds Due 2041 National Custodial Trust (tax-exempt), 8/01/2041	88,451	64,127
COFINA Series 2007A Senior Bonds Due 2042 National Custodial Trust (taxable), 8/01/2042	100,115	13,516
COFINA Series 2007A Senior Bonds Due 2042 National Custodial Trust (tax-exempt), 8/01/2042	412,199	298,844
COFINA Series 2007A Senior Bonds Due 2043 National Custodial Trust (taxable), 8/01/2043	34,321	4,633
COFINA Series 2007A Senior Bonds Due 2043 National Custodial Trust (tax-exempt), 8/01/2043	212,399	153,989
COFINA Series 2007A Senior Bonds Due 2044 National Custodial Trust (taxable), 8/01/2044	15,378	2,076
COFINA Series 2007A Senior Bonds Due 2044 National Custodial Trust (tax-exempt), 8/01/2044	371,212	269,129
COFINA Series 2007A Senior Bonds Due 2045 National Custodial Trust (taxable), 8/01/2045	11,609	1,567
COFINA Series 2007A Senior Bonds Due 2045 National Custodial Trust (tax-exempt), 8/01/2045	35,255	25,560
COFINA Series 2007A Senior Bonds Due 2046 National Custodial Trust (taxable), 8/01/2046	187,903	25,367
COFINA Series 2007A Senior Bonds Due 2046 National Custodial Trust (tax-exempt), 8/01/2046	678,597	491,983
Total Trust Units		$1,455,754

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) - 2.8%
Money Market Funds – 2.8%
MFS Institutional Money Market Portfolio, 2.17% (v)	4,911,050	$4,911,541

Other Assets, Less Liabilities - 1.0%		1,799,961
Variable Rate Municipal Term Preferred Shares (VMTPS), at liquidation value (issued by the fund) - (56.0)%		(97,500,000)
Net assets applicable to common shares - 100.0%		$174,047,878
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $4,911,541 and $264,836,376, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,626,751, representing 0.9% of net assets applicable to common shares.
(q)	Interest received was less than stated coupon rate.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
CALHF	California Health Facility Construction Loan Insurance Program
COP	Certificate of Participation
ETM	Escrowed to Maturity
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
Derivative Contracts at 8/31/19
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Short	USD	141	$18,572,344	December – 2019	$20,281
At August 31, 2019, the fund had cash collateral of $183,300 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
8/31/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of August 31, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$264,836,376	$—	$264,836,376
Mutual Funds	4,911,541	—	—	4,911,541
Total	$4,911,541	$264,836,376	$—	$269,747,917
Other Financial Instruments
Futures Contracts - Assets	$20,281	$—	$—	$20,281
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,047,134	$42,572,288	$38,709,201	$942	$378	$4,911,541

Supplemental Information (unaudited) – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$42,471	$—